Segment Information - Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before Provision for Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating Income	$ 5,459	$ 6,990	$ 8,013	$ 6,963	$ 6,073	$ 6,928	$ 8,091	$ 8,157	$ 27,425	$ 29,249	$ 30,615
Severance costs									(497)	(421)	(612)
Other Components Of Net Periodic Benefit Cost (Income)									(883)	(312)	423
Net gain on sale of divested businesses (Note 2)									1,774	1,007	0
Acquisition and integration related charges (Note 2)									884	0	0
Gain on spectrum license transactions (Note 2)									270	142	254
Operating results from divested businesses									149	995	3,123
Product realignment									(682)	0	0
Equity in losses of unconsolidated businesses									(77)	(98)	(86)
Other income (expense), net									(2,021)	(3,789)	2,631
Interest expense									(4,733)	(4,376)	(4,920)
Income Before Benefit (Provision) For Income Taxes									20,594	20,986	28,240
Operating Segments
Segment Reporting Information [Line Items]
Operating Income									29,587	29,559	29,147
Corporate and other
Segment Reporting Information [Line Items]
Operating Income									$ (1,409)	$ (1,721)	$ (1,720)